Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details) - Restricted Shares	12 Months Ended
Dec. 31, 2018 $ / shares
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in usd)	$ 16.91
Exercise Price, Other Equity Instruments Granted	$ 0.00
Expected volatility of the share price	22.00%
Dividend yield expected	0.00%
Risk free rate	2.06%
Employee exit rate	19.00%
January 1, 2016 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	9 months 10 days
EBITDA Performance Target Condition	70.00%
January 1, 2016 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years
EBITDA Performance Target Condition	90.00%
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in usd)	$ 16.91
Expected volatility of the share price	22.00%
Risk free rate	2.15%
January 1, 2017 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	1 year 3 months
EBITDA Performance Target Condition	50.00%
January 1, 2017 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	3 years
EBITDA Performance Target Condition	70.00%
January 1, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share price	24.00%
Risk free rate	2.23%
January 1, 2018 [Member] | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years 6 months 15 days
EBITDA Performance Target Condition	40.00%
January 1, 2018 [Member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	4 years
EBITDA Performance Target Condition	50.00%